Derivatives	6 Months Ended
Jun. 30, 2023
Derivatives
Derivatives

Note 6. Derivatives

Derivatives by category

	June 30, 2023			December 31, 2022
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	2,217	1,505	729,353	2,396	2,119	423,124
Currency-related contracts	6,376	6,323	176,228	7,897	8,056	189,323
Equity-related contracts	5	1,897	6,671	11	2,901	12,022
Contracts related to commodities, credit risk, etc.	—	125	3,346	—	111	3,330
Total derivatives	8,598	9,850	915,598	10,304	13,187	627,799

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-related contracts, primarily to hedge risk exposure inherent in financial assets and liabilities. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.